Shareholder Fees {- Gold Portfolio}	Apr. 29, 2022 USD ($)
02.28 Select Portfolios: Group 8 Materials Sector Retail Combo PRO-17 | Gold Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none